Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade receivables	$ 3,170	$ 1,231
Trade payables	2,000	188
Shareholders Loan	33,694	35,936
Turnover	794	1,464
Dividend Income	4,635	7,534
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	567	440
Trade payables	61	0
Shareholders Loan	11,465	16,665
Turnover	397	398
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	482	472
Trade payables	0	0
Shareholders Loan	0	0
Turnover	397	398
Dividend Income	4,635	5,550
Kingswood Co. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		0
Dividend Income		394
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	2,114	283
Trade payables	1,804	52
Shareholders Loan	22,229	19,271
Turnover	0	342
Dividend Income	0	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	7	17
Trade payables	1	1
Shareholders Loan	0	0
Turnover	0	326
Dividend Income	0	1,590
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	19
Trade payables	134	135
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	$ 0	$ 0